U.S. Dollar Amounts	12 Months Ended
Dec. 31, 2017
Foreign Exchange Rates [Abstract]
U.S. Dollar Amounts
6.	U.S. DOLLAR AMOUNTS

The Company maintains its accounts and expresses its consolidated financial statements in New Taiwan dollars.  For readers’ convenience only, U.S. dollar amounts presented in the accompanying consolidated financial statements have been translated from New Taiwan dollars as set forth in the statistical release of the Federal Reserve Board of the United States as of December 29, 2017, which was NT$29.64 to US$1.00.  The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.